CONSOLIDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	£ (5,729)	£ (7,079)	£ (7,656)
Adjustments for:
Depreciation of property, plant and equipment	117	143	174
Depreciation of right of use asset	135	137	166
Amortisation of intangible fixed assets	2	3	3
Loss/(Profit) on disposal of property, plant and equipment	4	2	14
Impairment of loan		79	207
Finance income	(3,385)	(570)	(497)
Finance expense	165	41	53
Share-based payment charge	283	28	123
Taxation	(250)	(406)	(832)
Foreign exchange losses/(gains)	4		(1)
Cash flows from operating activities before changes in working capital	(8,654)	(7,622)	(8,246)
Decrease/(Increase) in trade and other receivables	(5,975)	365	7
(Decrease)/Increase in trade and other payables	2,239	(207)	356
(Decrease)/Increase in provisions		(207)	157
Cash used in operations	(12,390)	(7,671)	(7,726)
Taxes received	129	845	678
Net cash used in operating activities	(12,261)	(6,826)	(7,048)
Investing activities
Purchases of property, plant and equipment	(9)	(26)	(62)
Proceeds from disposal of fixed assets		4	20
Purchase of intangible asset	(765)	(237)
Loan granted		(79)	(207)
Interest received	176	73	29
Net cash (used in)/generated from investing activities	(598)	(265)	(220)
Financing activities
Interest paid		(13)	(18)
Amounts paid on lease liabilities	(186)	(188)	(178)
Proceeds from promissory note	431
Share issues including warrants, net of costs	8,312	10,427	243
Net cash generated from financing activities	8,557	10,226	47
Net increase/(decrease) in cash and cash equivalents	(4,302)	3,135	(7,221)
Cash and cash equivalents at beginning of year	5,971	2,836	10,057
Exchange (losses)/gains on cash and cash equivalents
Cash and cash equivalents at end of year	£ 1,669	£ 5,971	£ 2,836